As filed with the Securities and Exchange Commission on June 15, 2026

Securities Act Registration No. 033-10451

Investment Company Act Registration No. 811-04920

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

Post-Effective Amendment No. 134    X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

Amendment No. 136          X

(Check appropriate box or boxes)

WASATCH FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

505 Wakara Way, 3rd Floor

Salt Lake City, UT 84108

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (801) 533-0777

(Name and Address of Agent for Service)	Copy to:

Michael K. Yeates Wasatch Advisors LP d/b/a Wasatch Global Investors 505 Wakara Way, 3rd Floor Salt Lake City, UT 84108	Eric F. Fess Chapman and Cutler LLP 320 S. Canal Street Chicago, IL 60606

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

It is proposed that this filing will become effective:

( )	immediately upon filing pursuant to paragraph (b)
(X)	on July 15, 2026 pursuant to paragraph (b)
( )	60 days after filing pursuant to paragraph (a)(1)
( )	on pursuant to paragraph (a)(1)
( )	75 days after filing pursuant to paragraph (a)(2)
( )	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 133 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 135 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed with the Commission pursuant to Rule 485(a)(2) on April 2, 2026 to establish Wasatch Small/Mid Cap ETF, a new series of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on June 16, 2026.

This Post-Effective Amendment No. 134 under the 1933 Act and Amendment No. 136 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating July 15, 2026 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 134 incorporates by reference the information contained in Part A, Part B and Part C of the Amendment.

The Registrant is a series fund with multiple series currently established. This Post-Effective Amendment No. 134 is not intended to update or amend the prospectuses or statements of additional information of any series except as described above.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 134 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 134 under the Securities Act of 1933, as amended and Post-Effective Amendment No. 136 under the Investment Company Act of 1940, as amended to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Salt Lake City, and the State of Utah on the 15th day of June 2026

WASATCH FUNDS TRUST

By	/s/ Michael K. Yeates
Michael K. Yeates
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Michael K. Yeates Michael K. Yeates	President (principal executive officer)	June 15, 2026

/s/ Kara H. Becker Kara H. Becker	Treasurer (principal financial and accounting officer)	June 15, 2026

Heikki Rinne* Heikki Rinne	Trustee	June 15, 2026

Kristen M. Fletcher* Kristen M. Fletcher	Trustee	June 15, 2026

Mark Robinson* Mark Robinson	Trustee	June 15, 2026

Kate Fleming* Kate Fleming	Trustee	June 15, 2026

*/s/ Russell L. Biles Russell L. Biles Attorney-in-Fact June 15, 2026

*Signed pursuant to a power of attorney incorporated herein by reference to Exhibit q-1 in Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October  2, 2012, a power of attorney incorporated herein by reference to Exhibit  q-2 in Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January  28, 2015, power of attorney incorporated herein by reference to Exhibit q-3 in Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August  31, 2020 and power of attorney incorporated herein by reference to Exhibit q-4 in Post-Effective Amendment No.  124 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 26, 2024.